Organization, Operations and Basis of Presentation (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 10, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Apr. 28, 2014	Mar. 31, 2014
Ownership percentage		50.00%		50.00%		0.50%
Working capital deficit						$ 4,824,418
Net loss		$ (4,540,910)	$ (314,390)	$ (9,143,122)	$ (2,960,686)	(3,746,944)	$ (5,609,675)
Net cash used in operating activities				(2,580,500)	$ (1,918,393)	(2,999,941)	(947,754)
Proceeds from sale of common stock with warrants				3,813,598
Stockholders' equity (deficit)		$ (3,813,598)		$ (3,813,598)		230,724	$ 2,403,311		$ (1,090,549)
Forward stock split				In September 2016, the Company's Board of Directors declared a 2-for-1 forward stock split of the Company's common stock in the form of a dividend.
Accredited Investors [Member]
Proceeds from sale of common stock with warrants	$ 1,250,000					$ 1,250,000
Obar Camden Holdings Ltd [Member]
Ownership percentage						0.50%		50.00%